Fair Value Measurement - Summary of Assets and Liabilities Carried at Fair Value Measured on Non-recurring Basis (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 18, 2018
Fair Value Assets Liabilities Quantitative Information [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Long-term Debt, Fair Value	$ 396,000,000
Impairment Expenses	0	$ 8,864,000	$ 16,000,000
Fair Value, Measurements, Nonrecurring
Fair Value Assets Liabilities Quantitative Information [Line Items]
Impairment Expenses		8,864,000
Fair Value, Measurements, Nonrecurring | Goodwill
Fair Value Assets Liabilities Quantitative Information [Line Items]
Impairment Expenses			16,000,000
Fair Value, Measurements, Nonrecurring | Trade name
Fair Value Assets Liabilities Quantitative Information [Line Items]
Impairment Expenses			20,000
Fair Value, Measurements, Nonrecurring | Technology
Fair Value Assets Liabilities Quantitative Information [Line Items]
Impairment Expenses			3,460,000
Fair Value, Measurements, Nonrecurring | Carrying Value | Trade name
Fair Value Assets Liabilities Quantitative Information [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure			0
Customer relationships | Fair Value, Measurements, Nonrecurring
Fair Value Assets Liabilities Quantitative Information [Line Items]
Impairment Expenses			2,008,000
Property, plant and equipment | Fair Value, Measurements, Nonrecurring
Fair Value Assets Liabilities Quantitative Information [Line Items]
Impairment Expenses			411,000
Property, plant and equipment | Fair Value, Measurements, Nonrecurring | Carrying Value
Fair Value Assets Liabilities Quantitative Information [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure			0
Property, plant and equipment | Fair Value, Measurements, Nonrecurring | Estimate of Fair Value Measurement | Level 1
Fair Value Assets Liabilities Quantitative Information [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure			0
Arnold [Member] | Fair Value, Measurements, Nonrecurring | Goodwill
Fair Value Assets Liabilities Quantitative Information [Line Items]
Impairment Expenses		8,864,000
Arnold [Member] | Fair Value, Measurements, Nonrecurring | Carrying Value | Goodwill
Fair Value Assets Liabilities Quantitative Information [Line Items]
Goodwill, Fair Value Disclosure		26,903,000	35,767,000
Arnold [Member] | Fair Value, Measurements, Nonrecurring | Estimate of Fair Value Measurement | Goodwill | Level 1
Fair Value Assets Liabilities Quantitative Information [Line Items]
Goodwill, Fair Value Disclosure		0	0
Arnold [Member] | Fair Value, Measurements, Nonrecurring | Estimate of Fair Value Measurement | Goodwill | Level 2
Fair Value Assets Liabilities Quantitative Information [Line Items]
Goodwill, Fair Value Disclosure		0	0
Arnold [Member] | Fair Value, Measurements, Nonrecurring | Estimate of Fair Value Measurement | Goodwill | Level 3
Fair Value Assets Liabilities Quantitative Information [Line Items]
Goodwill, Fair Value Disclosure		$ 26,903,000	$ 35,767,000
Senior notes due 2026 [Member]
Fair Value Assets Liabilities Quantitative Information [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt issuance, aggregate principal amount	$ 400,000,000			$ 400,000,000